Share Based Payments (Details) - Schedule of Options Outstanding	12 Months Ended
Dec. 31, 2023 $ / shares shares
0.28 [Member]
Schedule of Options Outstanding [Abstract]
Options outstanding, Exercise price	3,238
Weighted average remaining contractual life, Exercise price	6 years 11 months 1 day
Options exercisable, Exercise price (in Shares) | shares	1,736
Weighted average exercise price of exercisable options, Exercise price (in Dollars per share) | $ / shares	$ 0.28
455 [Member]
Schedule of Options Outstanding [Abstract]
Options outstanding, Exercise price	297
Weighted average remaining contractual life, Exercise price	6 years 11 months 26 days
Options exercisable, Exercise price (in Shares) | shares	111
Weighted average exercise price of exercisable options, Exercise price (in Dollars per share) | $ / shares	$ 455
1,822 [Member]
Schedule of Options Outstanding [Abstract]
Options outstanding, Exercise price	493
Weighted average remaining contractual life, Exercise price	6 years 11 months 26 days
Options exercisable, Exercise price (in Shares) | shares
Weighted average exercise price of exercisable options, Exercise price (in Dollars per share) | $ / shares
Stock Option Plan of Comm-IT Solutions [Member]
Schedule of Options Outstanding [Abstract]
Options outstanding, Exercise price	4,028
Weighted average remaining contractual life, Exercise price	6 years 11 months 8 days
Options exercisable, Exercise price (in Shares) | shares	1,847
Weighted average exercise price of exercisable options, Exercise price (in Dollars per share) | $ / shares	$ 27.72